Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table provides specified executive compensation and financial performance measures for our four most recently completed fiscal years.

	Summary Compensation	Compensation	Average Summary Compensation	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)	CSM: Funds From Operations (FFO)[4]:
Year	Table Total to PEO	Actually Paid (“CAP”) to PEO[1]	Table Total for Non-PEO NEOs[2]	to Non-PEO NEOs[1,2]	Company TSR	Peer Group TSR[3]	(in thousands)	Company TSR
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$4,929,748	$8,367,720	$1,530,008	$2,467,939	$56.87	$76.95	($196,487)	$0.85
2023	$6,012,885	$5,748,961	$1,824,609	$1,712,103	$48.55	$63.34	($197,403)	$1.15
2022	$6,355,107	$817,805	$1,897,202	$288,428	$47.73	$62.07	$53,992	$1.38
2021	$6,089,044	$7,917,000	$1,797,719	$2,302,582	$96.72	$99.51	$12,366	$1.37

Notes:

1.
To calculate CAP to our Principal Executive Officer (“PEO”), Gerard H. Sweeney, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation.

PEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP

2024	$4,929,748	-$2,615,235	+$6,053,207	$8,367,720

(i)
Represents the grant date fair value of equity-based awards granted, as shown in the Share Awards column of the Summary Compensation Table.
(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below.

PEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2024	$2,905,403	$957,289	$1,850,950	-$105,062	$0	$339,565	$5,948,145

2.
The non-PEO named executive officers (“Non-PEO NEOs”) reflected in columns (d) and (e) consist of the following individuals for each of the years shown: Thomas E. Wirth, H. Jeffrey DeVuono, George D. Johnstone and William D. Redd. To calculate CAP to our Non-PEO NEOs, the following amounts were deducted from and added to SCT total compensation.

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)

2024	$1,530,008	-$713,004	+$1,650,936	$2,467,939

(i)
Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.
(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below.

Average Non-PEO NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2024	$794,355	$257,788	$506,061	-$26,709	$0	$92,732	$1,624,227

3.
The Peer Group TSR set forth in this table utilizes the FTSE NAREIT Equity Office Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024.
4.
We compute FFO in accordance with standards established by the National Association of Real Estate Investment Trusts (NAREIT). See footnote 1 to the table in the portion of the CD&A entitled “2024 Annual Incentive Performance Goals and Outcomes” for an explanation of how we calculate FFO.

Company Selected Measure Name	FFO
Named Executive Officers, Footnote	The non-PEO named executive officers (“Non-PEO NEOs”) reflected in columns (d) and (e) consist of the following individuals for each of the years shown: Thomas E. Wirth, H. Jeffrey DeVuono, George D. Johnstone and William D. Redd.
Peer Group Issuers, Footnote
3.
The Peer Group TSR set forth in this table utilizes the FTSE NAREIT Equity Office Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 4,929,748	$ 6,012,885	$ 6,355,107	$ 6,089,044
PEO Actually Paid Compensation Amount	$ 8,367,720	5,748,961	817,805	7,917,000
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP

2024	$4,929,748	-$2,615,235	+$6,053,207	$8,367,720

(i)
Represents the grant date fair value of equity-based awards granted, as shown in the Share Awards column of the Summary Compensation Table.
(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below.

PEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2024	$2,905,403	$957,289	$1,850,950	-$105,062	$0	$339,565	$5,948,145

Non-PEO NEO Average Total Compensation Amount	$ 1,530,008	1,824,609	1,897,202	1,797,719
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,467,939	1,712,103	288,428	2,302,582
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
		(i)	(ii)

2024	$1,530,008	-$713,004	+$1,650,936	$2,467,939

(i)
Represents the grant date fair value of equity-based awards granted each year, as shown in the Share Awards column of the Summary Compensation Table.
(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2024 is further detailed in the supplemental table below.

Average Non-PEO NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2024	$794,355	$257,788	$506,061	-$26,709	$0	$92,732	$1,624,227

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our FFO during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR to that of the FTSE NAREIT Equity Office Index over the four most recently completed fiscal years.

Total Shareholder Return Amount	$ 56.87	48.55	47.73	96.72
Peer Group Total Shareholder Return Amount	76.95	63.34	62.07	99.51
Net Income (Loss)	$ (196,487,000)	$ (197,403,000)	$ 53,992,000	$ 12,366,000
Company Selected Measure Amount	0.85	1.15	1.38	1.37
PEO Name	Gerard H. Sweeney	Gerard H. Sweeney	Gerard H. Sweeney	Gerard H. Sweeney	Gerard H. Sweeney
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,615,235)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,053,207
Adjustments to Compensation Amount	5,948,145
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,905,403
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	957,289
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,850,950
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,062)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	339,565
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(713,004)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,650,936
Adjustments to Compensation Amount	1,624,227
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	794,355
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,788
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	506,061
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,709)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 92,732